Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (1.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	125	128
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	75	78
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	250	266
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	50	51
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	185	201
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	65	72
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	50	56
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	380	390
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	100	100
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	50	54
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	140	154
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	150	166
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	200	221
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	200	220
	University of Alabama College & University Revenue	3.500%	7/1/42	50	46
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/41	25	25
					2,228
Arizona (1.9%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	55	57
	Arizona COP, ETM	5.000%	10/1/25	55	56
	Arizona COP, ETM	5.000%	10/1/26	220	230
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	125	127
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10	10
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	215	219
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	100	100
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	1,000	1,003
	Glendale Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/38	85	85
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	75	79
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	250	262
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	310	323
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	75	82
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	200	203
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	155	177
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	85	85
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	200	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	50	51
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	50	54
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	110	118
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	100	107
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	35	37
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	120	127
					3,794
California (14.0%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	100	102
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	100	66
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	10	10
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	125	117
	California Department of Water Resources Water Revenue	5.000%	12/1/27	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/29	70	73
	California Department of Water Resources Water Revenue	4.000%	12/1/34	90	91
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	130	131
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	25	28
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	175	214

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/24	95	95
	California GO	5.000%	9/1/24	110	110
	California GO	4.000%	10/1/24	65	65
	California GO	5.000%	11/1/24	50	50
	California GO	5.000%	8/1/25	215	220
	California GO	5.000%	8/1/25	150	153
	California GO	5.000%	9/1/25	50	51
	California GO	5.000%	10/1/25	95	95
	California GO	5.000%	10/1/25	110	113
	California GO	5.000%	10/1/25	50	51
	California GO	5.000%	11/1/25	70	72
	California GO	5.000%	4/1/26	50	52
	California GO	5.000%	8/1/26	55	57
	California GO	4.000%	9/1/26	250	256
	California GO	5.000%	9/1/26	75	78
	California GO	5.000%	9/1/26	150	156
	California GO	5.000%	9/1/26	30	31
	California GO	5.000%	9/1/26	135	141
	California GO	5.000%	8/1/27	135	141
	California GO	4.000%	9/1/27	500	518
	California GO	5.000%	9/1/27	90	94
	California GO	5.000%	9/1/27	120	128
	California GO	5.000%	10/1/27	155	165
	California GO	5.000%	11/1/27	300	320
	California GO	5.000%	4/1/28	90	97
	California GO	5.000%	8/1/28	55	58
	California GO	5.000%	8/1/28	35	38
	California GO	5.000%	9/1/28	40	42
	California GO	5.000%	9/1/28	300	306
	California GO	5.000%	9/1/28	40	42
	California GO	5.000%	9/1/28	15	16
	California GO	5.000%	10/1/28	55	60
	California GO	5.000%	12/1/28	20	22
	California GO	3.000%	3/1/29	50	50
	California GO	3.000%	3/1/29	50	50
	California GO	5.000%	4/1/29	235	257
	California GO	5.000%	4/1/29	35	38
	California GO	5.000%	8/1/29	45	47
	California GO	3.000%	9/1/29	40	40
	California GO	5.000%	9/1/29	295	326
	California GO	5.000%	10/1/29	240	265
	California GO	5.000%	11/1/29	100	106
	California GO	5.000%	11/1/29	20	22
	California GO	5.000%	4/1/30	155	173
	California GO	5.000%	8/1/30	200	207
	California GO	5.000%	9/1/30	130	132
	California GO	5.000%	9/1/30	210	236
	California GO	5.000%	10/1/30	60	66
	California GO	5.000%	10/1/30	130	140
	California GO	5.000%	12/1/30	150	169
	California GO	5.000%	4/1/31	60	68
	California GO	5.000%	9/1/31	135	154
	California GO	5.000%	9/1/31	100	114
	California GO	5.000%	8/1/32	35	36
	California GO	5.000%	8/1/32	110	116
[1]	California GO	5.250%	8/1/32	100	115
	California GO	5.000%	9/1/32	200	231
	California GO	5.000%	10/1/32	135	152
	California GO	5.000%	10/1/32	120	136
	California GO	5.000%	4/1/33	65	70
	California GO	5.000%	4/1/33	75	86
	California GO	5.000%	4/1/33	15	17
	California GO	5.000%	9/1/33	40	47
	California GO	3.000%	10/1/33	100	96
	California GO	4.000%	10/1/33	100	106
	California GO	4.000%	11/1/33	10	10
	California GO	5.000%	9/1/34	500	591
	California GO	4.000%	10/1/34	350	371
	California GO	5.000%	10/1/34	120	139
	California GO	5.000%	3/1/35	25	28

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/35	105	114
	California GO	5.000%	9/1/35	75	78
	California GO	5.000%	9/1/35	150	172
	California GO	4.000%	11/1/35	40	41
	California GO	4.000%	11/1/35	125	130
	California GO	4.000%	3/1/36	140	145
	California GO	5.000%	3/1/36	65	72
	California GO	5.000%	8/1/36	50	52
	California GO	3.000%	9/1/36	35	32
	California GO	4.000%	9/1/36	50	50
	California GO	4.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	35	36
	California GO	5.000%	9/1/36	15	17
	California GO	5.000%	9/1/36	25	29
	California GO	3.000%	10/1/36	50	46
	California GO	4.000%	10/1/36	100	103
	California GO	5.000%	10/1/36	300	346
	California GO	4.000%	3/1/37	150	155
	California GO	5.000%	4/1/37	55	59
	California GO	5.000%	8/1/37	65	70
	California GO	4.000%	9/1/37	100	100
	California GO	3.000%	10/1/37	430	395
	California GO	4.000%	11/1/37	230	238
	California GO	5.000%	8/1/38	15	15
	California GO	5.000%	11/1/39	40	43
	California GO	4.000%	3/1/40	100	102
	California GO	4.000%	11/1/40	30	31
	California GO	5.000%	10/1/41	80	88
	California GO	5.000%	4/1/42	100	105
	California GO	5.000%	10/1/42	20	21
	California GO	5.000%	10/1/42	175	197
	California GO	5.000%	11/1/42	25	28
	California GO	4.000%	9/1/43	250	258
	California GO	5.000%	9/1/43	200	226
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10	10
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	50	53
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	330	331
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	170	177
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	70	73
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	15	16
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5	5
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	50	57
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	60	60
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	57
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	30	34
	California State University College & University Revenue	5.000%	11/1/25	45	46
	California State University College & University Revenue	5.000%	11/1/26	50	51
	California State University College & University Revenue	5.000%	11/1/26	170	177
	California State University College & University Revenue	5.000%	11/1/27	10	11
	California State University College & University Revenue	5.000%	11/1/27	10	10
	California State University College & University Revenue	5.000%	11/1/28	20	21
	California State University College & University Revenue	5.000%	11/1/29	65	67
	California State University College & University Revenue	5.000%	11/1/31	65	67
	California State University College & University Revenue	5.000%	11/1/31	30	32
	California State University College & University Revenue	5.000%	11/1/32	125	128
	California State University College & University Revenue	5.000%	11/1/32	10	11
	California State University College & University Revenue	5.000%	11/1/41	25	26
	California State University College & University Revenue	5.000%	11/1/42	60	62
	California State University College & University Revenue	4.000%	11/1/43	30	30
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	300	300
	Coast Community College District GO, Prere.	4.000%	8/15/25	85	86
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	95	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	40	42
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	85	86
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	299
	Foothill-De Anza Community College District GO	4.000%	8/1/40	145	144
[2]	Hayward Unified School District GO	4.000%	8/1/43	95	95
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	305	305
	Los Angeles CA Community College District GO	5.000%	8/1/32	195	228

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	3.000%	8/1/39	100	91
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	680	680
	Los Angeles CA Unified School District GO	5.000%	7/1/26	100	104
	Los Angeles CA Unified School District GO	5.000%	7/1/28	410	439
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	111
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	104
	Los Angeles CA Unified School District GO	3.000%	7/1/31	245	239
	Los Angeles CA Unified School District GO	5.000%	7/1/32	100	116
	Los Angeles CA Unified School District GO	5.000%	7/1/34	100	119
	Los Angeles CA Unified School District GO	4.000%	7/1/38	30	31
	Los Angeles CA Unified School District GO	4.000%	7/1/40	140	144
	Los Angeles CA Unified School District GO	5.000%	7/1/40	155	157
	Los Angeles CA Unified School District GO	5.250%	7/1/42	300	319
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	125	130
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	175	196
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	200	206
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	95	100
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	45	45
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	30	33
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	35	38
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	115	126
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	110	120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	200	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	85	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25	28
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	110	118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	65	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	93
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	35	39
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	15	15
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	100	102
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	120	123
	Peralta Community College District GO	4.000%	8/1/39	415	414
[3]	Rio Hondo CA Community College District GO, 6.850% coupon rate effective 8/1/24	0.000%	8/1/42	50	66
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	179
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	14
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	65	71
	San Diego CA Unified School District GO	0.000%	7/1/41	100	52
	San Diego CA Unified School District GO	3.125%	7/1/42	15	13
	San Diego CA Unified School District GO	4.000%	7/1/44	80	81
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	150	150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	20	21
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	35	36
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	95	95
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	185	189
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	50	52
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	500
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	50	51
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	50	50
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	140	142
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	80	84
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	285	298
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	30	31
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	40	44
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	35	37
	Santa Clara County CA GO	3.375%	8/1/37	25	24
	Santa Clara County CA GO	3.500%	8/1/38	15	15
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	530	551
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	100	46
	University of California College & University Revenue	5.000%	5/15/25	35	36
	University of California College & University Revenue	5.000%	5/15/26	70	73
	University of California College & University Revenue	5.000%	5/15/27	75	80
	University of California College & University Revenue	5.000%	5/15/28	80	85
	University of California College & University Revenue	5.000%	5/15/29	20	21
[4]	University of California College & University Revenue	5.000%	5/15/29	55	61
[4]	University of California College & University Revenue	5.000%	5/15/31	150	171

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/32	200	231
[4]	University of California College & University Revenue	5.000%	5/15/33	40	47
	University of California College & University Revenue	5.000%	5/15/35	150	177
[4]	University of California College & University Revenue	5.000%	5/15/35	150	177
	University of California College & University Revenue	5.000%	5/15/37	25	27
	University of California College & University Revenue	5.000%	5/15/37	100	118
	University of California College & University Revenue	5.000%	5/15/38	100	117
	University of California College & University Revenue	5.000%	5/15/38	25	29
	University of California College & University Revenue	5.000%	5/15/41	25	29
	University of California College & University Revenue	5.000%	5/15/42	5	6
	University of California College & University Revenue	5.250%	5/15/42	350	366
	University of California College & University Revenue	5.000%	5/15/43	30	33
	University of California College & University Revenue	5.000%	5/15/43	130	147
	University of California College & University Revenue	5.000%	5/15/44	100	114
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	395	401
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	470	488
	William S Hart Union High School District GO	3.500%	8/1/38	60	60
					28,009
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	15	15
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	505	529
	Colorado COP	5.000%	12/15/30	55	59
	Colorado COP	5.000%	12/15/31	155	173
	Colorado COP	5.000%	12/15/31	70	79
	Colorado COP	4.000%	12/15/35	105	109
	Colorado COP	3.000%	12/15/36	30	27
	Colorado COP	4.000%	12/15/36	60	61
	Colorado COP	4.000%	12/15/37	25	26
	Colorado COP	4.000%	12/15/37	40	41
	Colorado COP	6.000%	12/15/38	25	30
	Denver City & County School District No. 1 GO	5.000%	12/1/25	115	118
	Denver City & County School District No. 1 GO	5.000%	12/1/37	50	52
	Denver City & County School District No. 1 GO	3.000%	12/1/43	150	124
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	104
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	40	40
	Denver CO City & County GO	5.000%	8/1/28	75	81
	Denver CO City & County GO	5.000%	8/1/29	135	149
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	100	109
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	115	115
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	500	501
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	50	43
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	103
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	30	33
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	88
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	60	63
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	100	106
					3,009
Connecticut (2.0%)
	Connecticut GO	5.000%	9/15/25	275	281
	Connecticut GO	5.000%	11/15/25	150	154
	Connecticut GO	5.000%	1/15/27	80	84
	Connecticut GO	5.000%	4/15/27	120	127
	Connecticut GO	5.000%	11/15/30	60	67
	Connecticut GO	4.000%	1/15/31	50	53
	Connecticut GO	5.000%	9/15/31	75	85
	Connecticut GO	4.000%	1/15/32	35	37
	Connecticut GO	5.000%	4/15/32	575	624
	Connecticut GO	5.000%	6/15/32	50	51
	Connecticut GO	5.000%	11/15/32	25	29
	Connecticut GO	4.000%	1/15/33	25	26
	Connecticut GO	5.000%	4/15/33	40	43
	Connecticut GO	4.000%	3/15/35	30	30
	Connecticut GO	4.000%	1/15/36	40	42
	Connecticut GO	3.000%	1/15/37	130	118
	Connecticut GO	4.000%	4/15/37	65	66
	Connecticut GO	4.000%	1/15/41	75	76
	Connecticut Special Obligation Revenue	4.000%	5/1/39	125	127
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	200	200

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	75	75
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	65	66
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	135	138
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	75	78
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	100	100
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	69
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	35	38
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	145	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	45	49
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	75	81
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	85	95
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	84
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	15	17
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	25	28
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	60	66
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	75	80
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	50	60
Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	45	45
				3,965
Delaware (0.2%)
Delaware GO	5.000%	1/1/27	110	116
Delaware GO	5.000%	1/1/28	155	166
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	50	56
				338
District of Columbia (2.1%)
District of Columbia GO	5.000%	10/15/29	165	181
District of Columbia GO	5.000%	6/1/30	25	28
District of Columbia GO	5.000%	10/15/30	70	77
District of Columbia GO	5.000%	10/15/31	45	49
District of Columbia GO	5.000%	6/1/34	130	136
District of Columbia GO	5.000%	2/1/35	150	168
District of Columbia GO	5.000%	6/1/36	90	94
District of Columbia GO	5.000%	10/15/38	20	22
District of Columbia GO	5.000%	1/1/40	90	101
District of Columbia GO	5.000%	10/15/44	50	53
District of Columbia Income Tax Revenue	5.000%	10/1/24	45	45
District of Columbia Income Tax Revenue	5.000%	12/1/24	65	65
District of Columbia Income Tax Revenue	5.000%	10/1/26	115	120
District of Columbia Income Tax Revenue	5.000%	12/1/28	145	158
District of Columbia Income Tax Revenue	5.000%	12/1/29	100	111
District of Columbia Income Tax Revenue	5.000%	10/1/31	55	63
District of Columbia Income Tax Revenue	5.000%	10/1/31	35	40
District of Columbia Income Tax Revenue	5.000%	7/1/32	55	63
District of Columbia Income Tax Revenue	5.000%	3/1/33	100	110
District of Columbia Income Tax Revenue	5.000%	12/1/33	45	52
District of Columbia Income Tax Revenue	5.000%	12/1/34	125	144
District of Columbia Income Tax Revenue	5.000%	3/1/36	350	381
District of Columbia Income Tax Revenue	4.000%	3/1/37	40	41
District of Columbia Income Tax Revenue	5.000%	3/1/37	50	55
District of Columbia Income Tax Revenue	5.000%	7/1/39	50	56
District of Columbia Income Tax Revenue	4.000%	3/1/40	75	76
District of Columbia Income Tax Revenue	5.000%	7/1/40	145	162
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	100	115
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/43	5	5
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	250	264
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	45	48
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	80	90
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	50	56
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	60	63
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	400	409
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	109
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	20	21
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	290	301
				4,132

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (3.0%)
	Broward County FL School District COP	5.000%	7/1/26	55	56
	Broward County FL School District COP	5.000%	7/1/30	50	55
	Broward County FL School District COP	5.000%	7/1/34	50	55
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	185	188
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	50	51
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	400	408
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	175	181
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	135	136
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	25	28
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	100	116
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	35	36
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	80	83
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	165	168
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	54
[1]	Duval County Public Schools COP	5.000%	7/1/28	120	128
[1]	Duval County Public Schools COP	5.000%	7/1/32	115	126
[1]	Duval County Public Schools COP	5.000%	7/1/34	50	55
	Florida Department of Management Services COP	5.000%	11/1/27	100	106
	Florida GO	5.000%	7/1/25	121	123
	Florida GO	5.000%	6/1/27	50	53
	Florida GO	5.000%	6/1/28	50	54
	Florida GO	5.000%	6/1/33	135	157
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	75	75
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	495	500
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	245	251
	Florida Lottery Revenue	5.000%	7/1/28	90	97
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	100	100
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	35	36
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	50	50
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	300	314
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	105	110
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	100	116
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	150	151
	Miami-Dade County Educational Facilities College & University Revenue	4.000%	4/1/37	80	80
[4]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	10	11
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	100	103
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/40	140	138
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	60	60
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	30	30
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	130	138
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	25	26
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	100	102
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	35	36
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	25	25
	Miami-Dade County School Board COP	5.000%	2/1/29	70	72
	Miami-Dade County School Board COP	5.000%	2/1/30	25	26
	Miami-Dade County School Board COP	5.000%	2/1/31	10	10
	Miami-Dade County School Board COP	5.000%	5/1/32	50	51
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	25
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	140	143
	Palm Beach County School District COP	5.000%	8/1/28	80	86
	Palm Beach County School District COP	5.000%	8/1/31	10	10
	Palm Beach County School District COP	5.000%	8/1/34	45	50
	School Board of Miami-Dade County COP	4.000%	8/1/29	115	115
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/39	200	230
[5]	Tampa Bay Water Revenue	6.000%	10/1/29	120	138
					5,932
Georgia (1.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	10	11
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	15	15
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	30
	Georgia GO	4.000%	1/1/27	55	56
	Georgia GO	4.000%	1/1/28	30	31
	Georgia GO	4.000%	7/1/28	130	136
	Georgia GO	5.000%	7/1/28	35	38
	Georgia GO	5.000%	7/1/28	110	119
	Georgia GO	5.000%	7/1/28	75	79

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/29	55	58
	Georgia GO	5.000%	7/1/29	200	212
	Georgia GO	5.000%	7/1/29	70	76
	Georgia GO	5.000%	7/1/32	100	114
	Georgia GO	5.000%	7/1/32	50	58
	Georgia GO	4.000%	7/1/35	90	95
	Georgia GO	4.000%	8/1/35	10	11
	Georgia GO	3.250%	7/1/37	30	29
	Georgia GO	4.000%	7/1/40	200	207
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	55
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	50	51
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	58
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	25	28
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	67
	Gwinnett County School District GO	5.000%	8/1/25	70	71
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	260	241
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	170	187
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	100	112
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	150	175
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	100	103
					2,523
Hawaii (0.6%)
	Hawaii GO	5.000%	10/1/24	50	50
	Hawaii GO	5.000%	8/1/26	15	15
	Hawaii GO	5.000%	1/1/27	75	79
	Hawaii GO	5.000%	10/1/27	60	63
	Hawaii GO	5.000%	10/1/27	55	57
	Hawaii GO	5.000%	1/1/28	125	134
	Hawaii GO	5.000%	1/1/33	75	79
	Hawaii GO	5.000%	1/1/36	195	206
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	50	51
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	125	129
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	140	146
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	125	133
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	75	83
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					1,240
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	145	150
Illinois (7.4%)
	Chicago IL GO	5.000%	1/1/34	100	107
	Chicago IL GO	5.500%	1/1/35	100	106
	Chicago IL GO	5.000%	1/1/44	150	153
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	55	62
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	150	155
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	170	189
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	90	101
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	100	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	60	60
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	30	31
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	200	201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	80	82
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	30	31
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	160	165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	55	59
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	135	139
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	145	142
	Cook County IL GO	5.000%	11/15/24	65	65
	Cook County IL GO	5.000%	11/15/25	75	77
	Cook County IL GO	5.000%	11/15/28	55	59
	Cook County IL GO	5.000%	11/15/29	240	262

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	75	75
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	80	86
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	10	10
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	100	114
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	100	117
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	140	143
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	40	42
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	215	224
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	70	73
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	265	275
	Illinois GO	5.000%	11/1/24	175	176
	Illinois GO	5.000%	10/1/25	40	41
	Illinois GO	5.000%	11/1/25	120	123
	Illinois GO	5.000%	11/1/25	35	36
	Illinois GO	5.000%	2/1/26	100	103
	Illinois GO	5.500%	5/1/26	5	5
	Illinois GO	5.000%	7/1/26	70	72
	Illinois GO	5.000%	11/1/26	85	88
	Illinois GO	5.000%	2/1/27	75	78
	Illinois GO	5.000%	3/1/27	105	110
	Illinois GO	5.000%	5/1/27	100	105
	Illinois GO	5.000%	2/1/28	15	16
	Illinois GO	5.000%	5/1/28	70	74
	Illinois GO	5.000%	7/1/28	45	48
	Illinois GO	5.000%	10/1/28	60	64
	Illinois GO	5.000%	11/1/28	155	163
	Illinois GO	5.000%	2/1/29	50	52
	Illinois GO	5.000%	5/1/29	45	48
	Illinois GO	5.000%	7/1/29	35	38
	Illinois GO	5.000%	11/1/29	200	210
	Illinois GO	5.000%	3/1/30	35	38
	Illinois GO	5.000%	5/1/30	215	234
	Illinois GO	5.000%	5/1/30	100	109
	Illinois GO	5.500%	5/1/30	65	70
	Illinois GO	5.000%	10/1/30	25	27
[1]	Illinois GO	4.000%	2/1/31	85	86
	Illinois GO	5.000%	3/1/31	80	88
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	7/1/31	95	105
	Illinois GO	5.000%	7/1/32	75	84
	Illinois GO	5.000%	10/1/33	100	106
	Illinois GO	5.250%	10/1/35	280	316
	Illinois GO	5.000%	12/1/35	25	28
	Illinois GO	5.000%	5/1/36	45	50
	Illinois GO	5.000%	7/1/36	45	50
	Illinois GO	5.250%	10/1/36	15	17
	Illinois GO	5.000%	5/1/37	100	112
	Illinois GO	5.250%	3/1/38	95	106
	Illinois GO	5.000%	12/1/38	15	17
	Illinois GO	5.500%	5/1/39	170	186
	Illinois GO	4.000%	3/1/40	35	34
	Illinois GO	5.000%	5/1/40	105	116
	Illinois GO	5.000%	5/1/41	150	165
	Illinois GO	5.250%	5/1/44	150	166
	Illinois Miscellaneous Revenue GO	5.000%	12/1/31	50	55
	Illinois Miscellaneous Revenue GO	5.000%	5/1/33	250	278
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	150	152
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	120	122
	Illinois Sales Tax Revenue	5.000%	6/15/30	85	93
	Illinois Sales Tax Revenue	5.000%	6/15/33	230	258
	Illinois Sales Tax Revenue	5.000%	6/15/34	260	295
	Illinois Sales Tax Revenue	5.000%	6/15/37	90	100
	Illinois Sales Tax Revenue	5.000%	6/15/38	75	83
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	93
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	250	257
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	35	37
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	90	96
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	235	240
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	215	218

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	265	270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	50	51
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	145	168
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	355	358
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	350	356
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	150	150
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	560	584
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	100	80
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	25	19
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	40	27
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	215	144
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	35	21
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	40	23
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	100	50
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	4.000%	12/15/26	230	234
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/29	55	58
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	665	692
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	113
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	15	17
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	75	74
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	125	127
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	75	83
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	85	94
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/31	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	25	27
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	25	25
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	250	251
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	25	25
					14,750
Indiana (0.6%)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	87
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	70	76
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	25	28
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	85	96
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	10	11
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	115	120
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	135	148
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	55	59
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	85	88
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	50	52
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	156
	Indiana University College & University Revenue	5.000%	6/1/34	95	111
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	50	51
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	95	104
					1,187
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	90	95
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	10	12
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	25	29
					136
Kansas (0.3%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	92
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	100	108
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	35	35
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	100	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	135	159
					531
Kentucky (0.5%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	355	357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	30	33
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	240	244
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	75	64
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/36	80	91

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	55	60
					953
Louisiana (0.1%)
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	45	45
	Louisiana GO	5.000%	8/1/26	75	78
	Louisiana GO	5.000%	8/1/28	50	52
	Louisiana GO	5.000%	2/1/31	50	56
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	25	25
					256
Maryland (2.0%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	297
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	60	64
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	45	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	105	117
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	25	24
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	65	57
	Maryland GO	5.000%	8/1/24	250	250
	Maryland GO	5.000%	8/1/25	30	31
	Maryland GO	5.000%	8/1/26	90	94
	Maryland GO	3.000%	8/1/27	90	90
	Maryland GO	5.000%	3/15/28	65	70
	Maryland GO	5.000%	6/1/28	100	108
	Maryland GO	4.000%	8/1/28	145	152
	Maryland GO	5.000%	8/1/28	230	249
	Maryland GO	5.000%	8/1/29	65	72
	Maryland GO	5.000%	3/1/30	165	184
	Maryland GO	5.000%	3/15/30	60	64
	Maryland GO	5.000%	8/1/30	245	275
	Maryland GO	5.000%	3/1/31	50	57
	Maryland GO	5.000%	3/15/31	70	76
	Maryland GO	5.000%	3/15/31	125	133
	Maryland GO	5.000%	6/1/31	150	170
	Maryland GO	5.000%	3/1/32	25	28
	Maryland GO	5.000%	6/1/33	75	86
	Maryland GO	5.000%	3/15/34	25	29
	Maryland GO	5.000%	6/1/34	200	230
	Maryland GO	5.000%	8/1/34	10	11
	Maryland GO	5.000%	3/1/35	355	399
	Maryland GO	5.000%	3/15/35	70	81
	Maryland GO	4.000%	8/1/35	15	16
	Maryland GO	4.000%	8/1/36	55	58
	Maryland GO	5.000%	6/1/37	50	57
	Montgomery County MD GO	5.000%	10/1/26	50	52
	Prince George's County MD GO	3.000%	9/15/28	25	25
	Prince George's County MD GO	5.000%	7/15/31	75	80
					4,050
Massachusetts (3.8%)
	Commonwealth of Massachusetts GO	5.000%	11/1/24	155	156
	Commonwealth of Massachusetts GO	5.000%	1/1/26	75	77
	Commonwealth of Massachusetts GO	5.000%	7/1/26	95	99
	Commonwealth of Massachusetts GO	5.000%	10/1/26	60	63
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	9/1/27	120	128
	Commonwealth of Massachusetts GO	5.000%	10/1/27	465	496
	Commonwealth of Massachusetts GO	5.000%	7/1/28	50	54
	Commonwealth of Massachusetts GO	5.000%	11/1/28	120	131
	Commonwealth of Massachusetts GO	5.000%	11/1/28	115	125
	Commonwealth of Massachusetts GO	5.000%	7/1/29	60	62
	Commonwealth of Massachusetts GO	5.000%	7/1/30	55	62
	Commonwealth of Massachusetts GO	5.000%	7/1/30	60	67
	Commonwealth of Massachusetts GO	5.000%	9/1/30	50	56
	Commonwealth of Massachusetts GO	5.000%	1/1/31	60	65
	Commonwealth of Massachusetts GO	5.000%	11/1/31	130	148
	Commonwealth of Massachusetts GO	5.000%	7/1/32	80	89
	Commonwealth of Massachusetts GO	5.000%	10/1/32	55	64
	Commonwealth of Massachusetts GO	5.000%	11/1/32	225	260
	Commonwealth of Massachusetts GO	4.000%	4/1/33	20	20
	Commonwealth of Massachusetts GO	5.000%	5/1/33	50	58

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/33	75	86
	Commonwealth of Massachusetts GO	3.000%	11/1/33	10	9
	Commonwealth of Massachusetts GO	4.000%	2/1/34	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/34	80	93
	Commonwealth of Massachusetts GO	3.000%	9/1/34	35	33
	Commonwealth of Massachusetts GO	5.000%	5/1/35	200	235
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	68
	Commonwealth of Massachusetts GO	5.000%	5/1/36	200	233
	Commonwealth of Massachusetts GO	5.000%	12/1/36	100	104
	Commonwealth of Massachusetts GO	5.000%	11/1/38	50	58
	Commonwealth of Massachusetts GO	3.000%	7/1/39	30	27
	Commonwealth of Massachusetts GO	3.000%	11/1/39	40	36
	Commonwealth of Massachusetts GO	3.500%	2/1/40	20	19
	Commonwealth of Massachusetts GO	5.000%	5/1/40	50	53
	Commonwealth of Massachusetts GO	5.000%	7/1/40	400	434
	Commonwealth of Massachusetts GO	3.250%	9/1/40	70	64
	Commonwealth of Massachusetts GO	5.000%	11/1/40	100	114
	Commonwealth of Massachusetts GO	5.000%	5/1/41	200	227
	Commonwealth of Massachusetts GO	5.000%	5/1/42	200	225
	Commonwealth of Massachusetts GO	5.000%	11/1/42	50	56
	Commonwealth of Massachusetts GO	5.000%	5/1/43	170	180
	Commonwealth of Massachusetts GO	5.250%	1/1/44	15	16
	Commonwealth of Massachusetts GO	5.000%	5/1/44	55	58
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	55	62
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	100	110
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	150	168
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	150	175
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	255	294
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	150	171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	90	90
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	100	110
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	1,000	1,003
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	175	179
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	150	156
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	100	100
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	110
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	65	73
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	55	58
					7,713
Michigan (1.3%)
[1,6]	Detroit City School District GO	5.250%	5/1/30	55	61
[1,6]	Detroit City School District GO	5.250%	5/1/32	35	40
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	25	29
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	15	16
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	50	52
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	30	35
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	55	56
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	210	221
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	500	519
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	455	472
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	225	229
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	75	76
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	125	141
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	73
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	260	293
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	50	56
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	70	70
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	30	34
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	150	169
					2,681
Minnesota (0.7%)
	Metropolitan Council GAN GO	5.000%	12/1/29	145	161
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	120	126
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	235	245
	Minnesota Appropriations Revenue	5.000%	3/1/27	75	79
	Minnesota GO	5.000%	9/1/24	45	45

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	10/1/28	100	107
	Minnesota GO	5.000%	9/1/29	25	28
	Minnesota GO	5.000%	9/1/30	80	90
	Minnesota GO	5.000%	8/1/31	25	28
	Minnesota GO	5.000%	8/1/32	85	98
	Minnesota GO	5.000%	9/1/32	50	57
	Minnesota GO	5.000%	8/1/33	190	222
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	120	137
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/33	15	17
					1,440
Mississippi (0.4%)
	Mississippi GO, Prere.	5.000%	10/1/25	105	107
	Mississippi GO, Prere.	5.000%	10/1/27	640	683
					790
Missouri (0.1%)
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	123
Nebraska (0.2%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/40	45	44
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	130
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	170	177
					351
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	90	93
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	80	88
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	55	57
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	100	102
	Clark County NV GO	5.000%	11/1/28	15	16
	Clark County NV GO	5.000%	6/1/38	25	27
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	99
	Clark County School District GO	5.000%	6/15/25	50	51
	Clark County School District GO	5.000%	6/15/25	75	76
	Clark County School District GO	5.000%	6/15/25	80	81
	Clark County School District GO	5.000%	6/15/26	565	586
	Las Vegas Valley Water District GO	5.000%	6/1/41	75	77
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	62
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	150	155
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	235	248
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	265	280
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	75	78
					2,176
New Jersey (3.8%)
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	150	150
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	30	30
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	275	289
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	60	61
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	65	66
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	150	153
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	100	100
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	15	16
	New Jersey GO	4.000%	6/1/31	280	297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	125	128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	50	46
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	135	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	60	64
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	80	69
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	160	137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	145	158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	170	187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	40	32
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	30	34
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	80	61
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	240	184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	160	161
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	400	295
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	245	262

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	135	153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	55	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	25	28
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	485	336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	225	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	15	9
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	225	238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	280	166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	155	88
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	400	397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	135	144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	285	288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	5	6
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	92
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	100
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	45	50
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	200	206
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	40	30
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	50	27
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	60	61
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	70	72
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	58
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	240	242
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	138
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	125	132
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	215	227
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	15	16
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	260	262
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	20	22
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	100	111
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	100
					7,672
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	50	53
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	95	104
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	160	178
	New Mexico GO	5.000%	3/1/32	90	103
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	135
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	105	115
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	100	113
					835
New York (20.9%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	30	33
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	65	68
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	30	31
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	55	57
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	145	154
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	100	107
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	5	5
[1]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	80	79
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	80	84
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	90	93
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	200	207
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	105	105
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	155	124
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	25	25
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20	21
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	65	54
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	245	254

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	7
Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	50	47
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	25	18
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	58
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	105	107
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	155	157
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	350	354
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	100	101
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	81
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	150	135
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	210	216
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	125	141
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	90	90
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	200	213
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	940	943
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	30	30
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	100	99
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	270	267
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	25	27
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	25	25
New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	135	135
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	130	148
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	125	127
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	65	73
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	105
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	100	101
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	100	117
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	200	214
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	65	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	35	41
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	100	119
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	30	28
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	30	31
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	10	12
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	105	95
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	70	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	79
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10	11
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	100	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	106
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	105
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	50	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	135	146
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	40	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	100	99
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	55	59
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	70	71
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	90	97
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	120	121
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	95	102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	65	63
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	100	107
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	60	60
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	150	151
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	250	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	125	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	200	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	130	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	60	63

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	145	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	110	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	135	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	260	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	150	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	210	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	220	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	75	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	105	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	140	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	105	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	125	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	170	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	160	177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	130	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	90	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	325	330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	205	205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	150	163
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	400	402
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	250	267
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	250	288
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	110	127
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	50	57
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	85	97
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	250	285
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	250	284

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	35	39
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	250	281
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	190	212
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	250	278
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	145	105
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	35	29
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	350	266
New York NY GO	5.000%	8/1/24	120	120
New York NY GO	5.000%	8/1/24	35	35
New York NY GO	5.000%	8/1/24	65	65
New York NY GO	5.000%	8/1/25	180	184
New York NY GO	5.000%	8/1/25	50	51
New York NY GO	5.000%	8/1/25	120	122
New York NY GO	5.000%	8/1/25	320	326
New York NY GO	5.000%	9/1/26	135	140
New York NY GO	5.000%	8/1/27	40	42
New York NY GO	5.000%	9/1/27	500	530
New York NY GO	5.000%	8/1/28	75	81
New York NY GO	5.000%	8/1/28	160	172
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	200	219
New York NY GO	5.000%	8/1/29	35	38
New York NY GO	5.000%	8/1/29	250	271
New York NY GO	5.000%	10/1/29	70	77
New York NY GO	5.000%	8/1/30	50	55
New York NY GO	5.000%	4/1/31	70	76
New York NY GO	5.000%	8/1/31	100	111
New York NY GO	5.000%	8/1/31	45	50
New York NY GO	5.000%	8/1/32	75	83
New York NY GO	5.000%	4/1/33	100	106
New York NY GO	5.000%	8/1/33	100	101
New York NY GO	5.250%	10/1/33	15	16
New York NY GO	5.000%	4/1/34	100	106
New York NY GO	3.000%	10/1/34	65	60
New York NY GO	5.000%	10/1/34	5	5
New York NY GO	5.000%	4/1/35	150	159
New York NY GO	5.000%	8/1/35	90	97
New York NY GO	5.000%	10/1/35	200	226
New York NY GO	5.000%	12/1/35	10	10
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	5.000%	4/1/36	60	68
New York NY GO	5.000%	4/1/36	50	57
New York NY GO	5.000%	8/1/36	70	80
New York NY GO	5.000%	8/1/36	40	44
New York NY GO	5.000%	10/1/36	55	58
New York NY GO	3.750%	6/1/37	55	54
New York NY GO	5.000%	10/1/37	50	52
New York NY GO	3.500%	3/1/38	50	49
New York NY GO	5.000%	3/1/38	65	71
New York NY GO	5.000%	10/1/38	100	108
New York NY GO	4.000%	3/1/39	100	100
New York NY GO	5.000%	3/1/39	205	233
New York NY GO	5.000%	4/1/40	150	170
New York NY GO	5.250%	10/1/40	30	34
New York NY GO	5.000%	3/1/42	40	45
New York NY GO	5.000%	8/1/42	40	43
New York NY GO	3.250%	10/1/42	90	79
New York NY GO	5.250%	10/1/42	110	124
New York NY GO	5.000%	4/1/43	150	167
New York NY GO	5.000%	3/1/44	100	111
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	15	16
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	100	103
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	130	131
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	100	100
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	85	87
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	110	108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	70	71
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	97
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	65	72
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	490	493
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	325	358
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	80	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	75	85
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	35	38
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	150	170
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	70	77
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	55	58
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	65	74
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	75	81
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	40	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	50	51
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	120	124
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	69
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	50	51
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	90	88
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	95	98
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	55	57
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	230	248
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	140	143
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	55	56
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	30	32
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	200	203
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	35	38
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	325	279
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	550	607
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	45	50
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	100	111
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	105	106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	65	70
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	170	178
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	53
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	100	113
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	100	115
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	192
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	100	114
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	50	56
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	30	30
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	40	42
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	65	67
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	50	56
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	75	83
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	50	56
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	130	140
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	35	37
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	115	122
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	100	112
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	105	106
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	45	45
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	150	157

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	50	53
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	135	143
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	110	116
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	78
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	145	155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	150	159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	107
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	480	506
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	140	148
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	35	37
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	522
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	25	25
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	240	243
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	120	123
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	155	174
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	160	188
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	20	21
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	20	21
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	59
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	280	298
New York State Thruway Authority Highway Revenue	5.000%	1/1/37	75	87
New York State Thruway Authority Highway Revenue	5.000%	1/1/42	100	113
New York State Thruway Authority Highway Revenue	5.000%	1/1/43	60	67
New York State Thruway Authority Highway Revenue	5.000%	1/1/44	50	56
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	69
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	100	114
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	150	155
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	50	56
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	60	67
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/37	40	41
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	85	88
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	85	88
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	120	133
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	110	122
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	125	138
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	200	231
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	50	52
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	35	36
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	170	181
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	10	10
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	100	106
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	40	41
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	80	92
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	95	96
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	50	53
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	15	16
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	60	65
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/34	30	35
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	100	86
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	40	40
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	100	102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	110	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	28
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	100	100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	200	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	250	253
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	150
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	70	70
Suffolk County Water Authority Water Revenue	4.000%	6/1/31	70	71
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	50	49
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	55	50
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	145	146
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	45	46
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	110	115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	100	115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	110	115
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	150	148
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	230	226
Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/25	90	92

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	50	50
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	135	139
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	185	192
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	79
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	95	101
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	70	81
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	100	116
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	200	234
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	200	233
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	105	121
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	175	197
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	30	33
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	25	28
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	295	286
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	15	16
					41,793
North Carolina (0.7%)
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	70	74
	North Carolina Appropriations Revenue	5.000%	6/1/26	55	57
	North Carolina Appropriations Revenue	5.000%	5/1/27	230	243
	North Carolina GO	5.000%	6/1/29	200	220
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	100	109
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	25	27
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	5	5
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	100	108
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	25	26
	North Carolina Special Obligation Revenue (Build NC Programs)	2.000%	5/1/35	50	41
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	400	211
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	300	143
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	300	135
					1,399
Ohio (1.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	175	173
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	50	51
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	35	38
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	70	79
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	155	133
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	250	260
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	250	247
	Ohio GO	5.000%	8/1/25	80	82
	Ohio GO	5.000%	9/15/25	85	87
	Ohio GO	5.000%	8/1/27	75	80
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	55	59
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	80	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	55	58
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	55	35
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	105	112
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	160	168
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	255	270
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	105	111
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	100	111
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	35	38
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	145	158
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	85	93
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	100	112
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	170	188
					2,938
Oklahoma (0.5%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	80	82
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	30	31
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/33	15	15
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/35	100	116
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/39	100	114
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	100	97

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	120	130
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	65	73
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	280	288
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	73
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	45	46
					1,096
Oregon (0.6%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	115	69
	Multnomah County OR GO	5.000%	6/15/28	40	43
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	95	97
	Multnomah County School District No. 40 GO	0.000%	6/15/43	75	31
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	50	55
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	350	358
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	25	25
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	65	74
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	100	118
	Oregon State Lottery Revenue	5.000%	4/1/27	255	258
	Oregon State Lottery Revenue	5.000%	4/1/29	15	15
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	10	11
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	10	11
					1,165
Pennsylvania (4.0%)
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	65	65
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	170	170
	Commonwealth of Pennsylvania GO	5.000%	10/1/24	165	166
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	505	516
	Commonwealth of Pennsylvania GO	5.000%	9/1/25	170	174
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	50	52
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	180	189
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35	38
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	20	22
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	235	258
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	370	414
	Commonwealth of Pennsylvania GO	4.000%	6/15/31	90	90
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	65	65
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	370	425
	Commonwealth of Pennsylvania GO	5.000%	9/1/33	50	58
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	110	105
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	310	311
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	50	50
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	105	98
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	55	55
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	140	125
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	45	35
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	55
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	135	140
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	226
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	105	121
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	205	221
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	65	76
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	75	75
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	25	26
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	100	109
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	200	209
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	50	51
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	50	50
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	125	127
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	90	90
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	410	408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	25	25
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	250	246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	305	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	700	702

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/26	55	57
	Philadelphia PA GO	4.000%	8/1/35	50	50
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	145	154
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	105	122
	School District of Philadelphia GO	5.000%	9/1/25	100	102
[2]	School District of Philadelphia GO	5.000%	9/1/25	10	10
[5]	School District of Philadelphia GO	5.000%	6/1/34	50	56
[1]	School District of Philadelphia GO	4.000%	9/1/43	300	298
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	75	81
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	85	88
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	25	25
					7,996
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	285	295
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	130	134
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	225	232
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/37	30	30
					850
South Carolina (0.7%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	365	382
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	350	350
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	250	249
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	150	165
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	55	55
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	50	54
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	50	50
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/39	95	99
					1,467
Tennessee (0.3%)
[4]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/35	100	118
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	60	64
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	30	31
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	50	55
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	30	32
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	190	192
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	25	24
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	106
					678
Texas (9.3%)
	Alamo Community College District GO	5.000%	2/15/26	50	52
	Alamo Community College District GO	5.000%	2/15/28	205	219
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/44	100	99
	Austin Community College District GO	4.000%	8/1/40	50	49
	Austin Independent School District GO	5.000%	8/1/25	85	87
[9]	Austin Independent School District GO	5.000%	8/1/42	5	6
[9]	Barbers Hill Independent School District GO	4.000%	2/15/41	125	128
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	25	25
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	225	247
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	185	209
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	55	62
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	70	63
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20	20
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	15	15
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	180	181
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	50	50
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	215	244
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	185	208
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	25	27
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	40	44
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	225	226

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	35	38
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	50	51
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	20	20
[9]	Conroe Independent School District GO	5.000%	2/15/39	110	126
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	150	155
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	105	108
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	300	328
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	125	138
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	50	56
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	55	60
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	185	186
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	103
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	110	113
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	315	324
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	55	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	40	44
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	55	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	150	155
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	100	108
[9]	Dallas Independent School District GO	3.000%	2/15/35	50	46
	Dallas TX GO	5.000%	2/15/26	20	21
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	100	100
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	180	188
[9]	Denton Independent School District GO	5.000%	8/15/43	95	106
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	210	214
	El Paso TX GO	4.000%	8/15/42	60	58
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	105	107
[9]	Frisco Independent School District GO	5.000%	8/15/36	80	86
[9]	Garland Independent School District GO	5.000%	2/15/26	80	82
[9]	Garland Independent School District GO	5.000%	2/15/34	90	104
[9]	Garland Independent School District GO	5.000%	2/15/35	135	155
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	230	239
	Harris County Flood Control District GO	5.000%	10/1/32	55	63
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	50	50
	Harris County TX Highway Revenue	5.000%	8/15/25	60	61
	Harris County TX Highway Revenue	5.000%	8/15/31	75	78
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	50	53
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	40	42
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	150	151
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	150	151
[1,5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/34	50	31
[9]	Houston Independent School District GO	5.000%	2/15/26	125	129
[9]	Houston Independent School District GO	5.000%	2/15/26	65	67
[9]	Houston Independent School District GO	5.000%	2/15/28	75	79
[9]	Houston Independent School District GO	4.000%	2/15/37	50	50
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	25	26
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	500	500
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	76
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	300	311
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	15	13
	Houston TX GO	5.000%	3/1/26	105	108
[7]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/31	65	50
[7]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/32	60	44
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	335	377
[9]	Irving Independent School District GO	5.000%	2/15/43	145	159
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5	5
	Lewisville Independent School District GO	5.000%	8/15/25	150	153
[9]	Lewisville Independent School District GO	5.000%	8/15/29	75	82
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	105	105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	40	44
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	210	213
[9]	North East TX Independent School District GO	5.250%	2/1/27	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	80	82
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	79
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	30	30

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	155	161
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	110	112
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	230	229
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	255	247
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	350	376
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	45	46
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	35	37
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	50	55
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	25	24
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	60	57
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	70	58
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	35	28
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	60	45
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	220	152
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	15	10
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	30	19
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	150	90
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	125	141
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	120	139
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	135	158
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	140	163
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	225	260
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	90	104
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	40	40
	Plano Independent School District GO	5.000%	2/15/25	100	101
	Plano Independent School District GO	5.000%	2/15/34	35	40
	Plano Independent School District GO	5.000%	2/15/38	20	23
	Plano Independent School District GO	5.000%	2/15/43	15	16
[9]	Round Rock Independent School District GO	2.750%	8/1/34	275	249
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	140	134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	110	113
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	240	247
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	35	37
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	165
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	120	120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	235	261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	100	113
	San Antonio Water System Water Revenue	5.000%	5/15/34	50	52
	Smith County TX GO	5.000%	8/15/43	10	11
[9]	Spring Branch Independent School District GO	5.000%	2/1/25	100	101
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	180	185
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	225	259
	Texas A&M University College & University Revenue	5.000%	5/15/28	50	53
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	60	60
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	110	113
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	60	61
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	100	115
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	275	319
	Texas GO	5.000%	10/1/29	35	36
	Texas GO	5.000%	10/1/30	155	164
	Texas GO	5.000%	10/1/31	20	20
	Texas GO	5.000%	10/1/33	115	121
	Texas GO	5.000%	10/1/36	50	51
	Texas GO, Prere.	5.000%	10/1/24	110	110
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	80	80
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	75	75
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	95	108
	Texas State University System College & University Revenue	5.000%	3/15/27	65	68
	Texas State University System College & University Revenue	5.000%	3/15/29	50	53
	Texas State University System College & University Revenue	5.000%	3/15/31	40	42
	Texas Transportation Commission GO	5.000%	4/1/31	105	118
	Texas Water Development Board Water Revenue	5.000%	4/15/29	50	53

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	106
	Texas Water Development Board Water Revenue	4.000%	10/15/32	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/32	75	75
	Texas Water Development Board Water Revenue	3.000%	10/15/34	25	24
	Texas Water Development Board Water Revenue	3.000%	10/15/35	80	75
	Texas Water Development Board Water Revenue	4.000%	10/15/35	95	97
	Texas Water Development Board Water Revenue	4.000%	10/15/36	175	178
	Texas Water Development Board Water Revenue	4.000%	10/15/36	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/37	75	76
	Texas Water Development Board Water Revenue	4.000%	10/15/38	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/38	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/38	95	108
	Texas Water Development Board Water Revenue	5.000%	10/15/40	85	87
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	99
	Texas Water Development Board Water Revenue	4.000%	10/15/43	130	129
	University of Houston College & University Revenue	5.000%	2/15/42	110	121
	Wylie Independent School District GO	3.000%	8/15/44	50	41
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	100	102
					18,537
Utah (1.3%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	210	230
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	50	56
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	205	232
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	50	56
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	95
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	425	468
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	90	100
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	25	28
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	80
	Utah GO	5.000%	7/1/28	190	206
	Utah GO	5.000%	7/1/30	15	16
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	130	131
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	25	18
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	130	130
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	135	136
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	260	262
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	70	71
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	190	193
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
					2,564
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	5	5
Virginia (1.7%)
	Commonwealth of Virginia GO	5.000%	6/1/27	100	102
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	15	16
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	115	125
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	150	154
	University of Virginia College & University Revenue	5.000%	4/1/38	600	628
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	50	46
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	135	139
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	285	304
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	25	26
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	80	84
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	95	109
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33	115	117
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	40	36
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	45	52
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	10	10
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	200	199
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	55	51
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	95	84
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	25	25
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	115	126
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	35	40

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	5	5
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/33	55	64
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	10	10
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	60	60
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	80	82
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	79
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	70	73
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	35	36
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	100	100
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	65	66
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	97
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	185	181
				3,326
Washington (4.1%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	50	57
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	175	161
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	50	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	50	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	135	139
Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	10	10
Energy Northwest Nuclear Revenue	5.000%	7/1/25	50	51
Energy Northwest Nuclear Revenue	5.000%	7/1/26	275	280
Energy Northwest Nuclear Revenue	4.000%	7/1/30	60	63
Energy Northwest Nuclear Revenue	5.000%	7/1/33	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/33	215	218
Energy Northwest Nuclear Revenue	5.000%	7/1/34	100	105
Energy Northwest Nuclear Revenue	5.000%	7/1/34	60	70
Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	116
Energy Northwest Nuclear Revenue	5.000%	7/1/35	160	177
Energy Northwest Nuclear Revenue	5.000%	7/1/36	25	29
Energy Northwest Nuclear Revenue	5.000%	7/1/37	115	125
Energy Northwest Nuclear Revenue	5.000%	7/1/38	130	141
Energy Northwest Nuclear Revenue	5.000%	7/1/38	105	106
Energy Northwest Nuclear Revenue	5.000%	7/1/40	95	105
Energy Northwest Nuclear Revenue	5.000%	7/1/40	65	74
Energy Northwest Nuclear Revenue	5.000%	7/1/41	200	219
Energy Northwest Nuclear Revenue	4.000%	7/1/42	100	101
Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	100	116
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	85	88
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	55	57
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	55	58
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	65	69
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	250	264
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	125	130
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	80
King County School District No. 411 Issaquah GO	3.000%	12/1/30	125	120
King County WA Sewer Revenue	4.000%	7/1/30	120	122
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	25	25
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/37	125	128
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	215	233
University of Washington College & University Revenue	3.125%	7/1/42	100	85
Washington GO	5.000%	8/1/24	70	70
Washington GO	5.000%	8/1/24	65	65
Washington GO	5.000%	7/1/25	100	102
Washington GO	4.000%	7/1/26	65	66
Washington GO	5.000%	7/1/27	125	126
Washington GO	5.000%	8/1/28	180	191
Washington GO	5.000%	8/1/28	440	466
Washington GO	5.000%	8/1/28	50	54
Washington GO	5.000%	8/1/29	70	77
Washington GO	5.000%	8/1/30	105	111
Washington GO	5.000%	8/1/30	40	45
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	8/1/33	120	137
Washington GO	5.000%	2/1/34	50	57
Washington GO	5.000%	8/1/34	320	336

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/34	65	77
	Washington GO	5.000%	8/1/35	10	11
	Washington GO	5.000%	2/1/36	75	82
	Washington GO	5.000%	2/1/36	35	40
	Washington GO	5.000%	8/1/36	50	58
	Washington GO	5.000%	8/1/37	25	29
	Washington GO	5.000%	2/1/38	40	45
	Washington GO	5.000%	2/1/38	70	76
	Washington GO	5.000%	2/1/39	40	42
	Washington GO	5.000%	2/1/39	25	29
	Washington GO	5.000%	8/1/39	40	43
	Washington GO	5.000%	2/1/40	15	16
	Washington GO	5.000%	8/1/40	100	111
	Washington GO	5.000%	2/1/41	165	173
	Washington GO	5.000%	2/1/42	400	430
	Washington GO	5.000%	2/1/42	145	159
	Washington GO	5.000%	2/1/42	50	56
	Washington GO	5.000%	8/1/42	120	133
	Washington GO	5.000%	2/1/43	165	182
	Washington GO	5.000%	8/1/43	90	96
	Washington GO	5.000%	8/1/43	75	83
	Washington GO	5.000%	2/1/44	15	16
	Washington GO	5.000%	2/1/44	55	61
					8,185
West Virginia (0.0%)
	West Virginia GO	5.000%	12/1/41	25	26
	West Virginia GO	4.000%	6/1/43	20	20
					46
Wisconsin (2.0%)
	Mount Pleasant WI Tax Allocation Tax Allocation Revenue	5.000%	4/1/43	100	104
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,000	1,037
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	300	318
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	160	169
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	120	126
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	125	140
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	560	650
	Wisconsin GO	5.000%	5/1/25	70	70
	Wisconsin GO	5.000%	11/1/25	100	103
	Wisconsin GO	5.000%	5/1/26	175	181
[4]	Wisconsin GO	5.000%	5/1/27	50	52
	Wisconsin GO	5.000%	11/1/28	50	53
	Wisconsin GO	5.000%	11/1/29	75	77
	Wisconsin GO	5.000%	5/1/30	120	134
	Wisconsin GO	4.000%	11/1/34	35	36
	Wisconsin GO	5.000%	5/1/35	25	29
	Wisconsin GO	5.000%	5/1/38	100	114
	Wisconsin GO	5.000%	5/1/38	370	429
	Wisconsin GO, Prere.	5.000%	5/1/25	110	112
					4,040
Total Tax-Exempt Municipal Bonds (Cost $196,511)					197,049

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Investment Company (2.4%)
[11]	Vanguard Municipal Low Duration Fund (Cost $4,806)	3.785%	480,666	4,807
Total Investments (101.0%) (Cost $201,317)				201,856
Other Assets and Liabilities—Net (-1.0%)				(1,921)
Net Assets (100%)				199,935
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $100,000, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	197,049	—	197,049
Temporary Cash Investments	4,807	—	—	4,807
Total	4,807	197,049	—	201,856